BMO Funds, Inc.

111 East Kilbourn Avenue

Milwaukee, WI 53202

Ph. (direct): 414-765-8241

Fax (direct): 414-287-7025

February 24, 2014

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

RE:	BMO Funds, Inc. (Registration Nos. 033-48907; 811-58433)

Ladies and Gentlemen:

In accordance with Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, filed herewith via EDGAR on behalf of the BMO Short-Intermediate Bond Fund (the “Fund”), a series of BMO Funds, Inc., please find a Preliminary Proxy Statement relating to a Special Meeting of the Fund’s shareholders to be held on March 26, 2014.

If you have any questions concerning this filing, please do not hesitate to contact me.

Very truly yours,

BMO FUNDS, INC.

/s/ Michele L. Racadio

Michele L. Racadio

Secretary